STOCK-BASED COMPENSATION - Option outstanding (Details)	6 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	124,520
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	44,520
Outstanding Options, Average Remaining Contractual life (Years)	2 years 2 months 27 days
Exercisable Options, Average Exercise Price | $ / shares	$ 14.80
Exercisable Options, Number (in shares)	44,520
Exercisable Options, Average Remaining Contractual life (years)	2 years 2 months 27 days
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	80,000
Outstanding Options, Average Remaining Contractual life (Years)	5 years 1 month 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 8.25
Exercisable Options, Number (in shares)	80,000
Exercisable Options, Average Remaining Contractual life (years)	5 years 1 month 2 days
Reflective Of One For Five Reverse Stock Split, Stock Options [Member] | Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 14.80
Reflective Of One For Five Reverse Stock Split, Stock Options [Member] | Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 8.25